Income tax expense - Recognized Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Deferred tax assets	$ 16,827	$ 10,556
(Charge)/credit to profit or loss	9,198	6,271
(Charge)/credit to equity	0
Deferred tax asset gross	26,025	16,827
Offset against deferred tax liabilities	(26,025)	(16,819)
Deferred tax assets	0	8
Deferred tax liabilities
Deferred tax liabilities	18,184	8,510
(Charge)/credit to profit or loss	(10,966)	(9,674)
Deferred tax liabilities	29,150	18,184
Offset against deferred tax assets	26,025	16,819
Deferred tax liabilities	(3,125)	(1,365)
Tax losses
Deferred tax assets
Deferred tax assets	10,761	3,854
(Charge)/credit to profit or loss	8,391	6,907
Deferred tax asset gross	19,152	10,761
Employee benefits
Deferred tax assets
Deferred tax assets	(268)	113
(Charge)/credit to profit or loss	152	(381)
Deferred tax asset gross	(116)	(268)
Property, plant and equipment
Deferred tax assets
Deferred tax assets	0	15
(Charge)/credit to profit or loss	0	(15)
Deferred tax asset gross	0	0
Deferred tax liabilities
Deferred tax liabilities	12,118	4,692
(Charge)/credit to profit or loss	(12,455)	(7,426)
Deferred tax liabilities	24,573	12,118
Unrealized foreign exchange losses
Deferred tax assets
Deferred tax assets	34	725
(Charge)/credit to profit or loss	702	(691)
Deferred tax asset gross	736	34
Deferred tax liabilities
Deferred tax liabilities	5,011	3,471
(Charge)/credit to profit or loss	2,227	(1,540)
Deferred tax liabilities	2,784	5,011
Capital raising costs
Deferred tax assets
Deferred tax assets	3,961	4,627
(Charge)/credit to profit or loss	(1,701)	(666)
(Charge)/credit to equity	0
Deferred tax asset gross	2,260	3,961
Other deferred tax assets
Deferred tax assets
Deferred tax assets	2,339	1,222
(Charge)/credit to profit or loss	1,654	1,117
Deferred tax asset gross	3,993	2,339
Other deferred tax liabilities
Deferred tax liabilities
Deferred tax liabilities	1,055	347
(Charge)/credit to profit or loss	(738)	(708)
Deferred tax liabilities	$ 1,793	$ 1,055